CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2020

Shares		Market Value

	Real Estate Securities* - 131.0%

	Common Stock - 115.3%

	Australia - 4.6%

3,326,810	Dexus	$21,198,120
2,506,274	Ingenia Communities Group	8,191,453
3,452,945	Stockland	9,355,113

		38,744,686

	Belgium - 2.5%

147,379	Shurgard Self Storage SA	6,429,055
407,437	Warehouses De Pauw CVA	14,839,884

		21,268,939

	Canada - 2.6%

644,975	Canadian Apartment Properties REIT	22,428,665

	Finland - 0.7%

291,440	Kojamo OYJ	6,267,828

	Germany - 9.7%

532,617	alstria office REIT-AG	7,407,443
169,644	Deutsche Wohnen SE	8,492,455
157,643	Grand City Properties SA	3,811,816
170,355	LEG Immobilien AG	24,331,606
566,173	Vonovia SE	38,892,612

		82,935,932

	Hong Kong - 7.3%

3,098,500	Link REIT	25,187,807
9,360,000	Sino Land Co. Ltd.	10,869,678
1,641,000	Sun Hung Kai Properties Ltd.	20,920,103
2,135,600	Swire Properties Ltd.	5,621,450

		62,599,038

	Ireland - 0.5%

3,146,225	Hibernia REIT PLC	3,792,726

	Japan - 12.3%

67	Activia Properties, Inc.	253,639
8,213	AEON REIT Investment Corp.	9,424,754
1,965	Kenedix Office Investment Corp.	11,712,167
10,695	LaSalle Logiport REIT	17,857,093
10,288	MCUBS MidCity Investment Corp.	7,906,347
1,429,800	Mitsui Fudosan Co., Ltd.	24,746,799
341,200	Nomura Real Estate Holdings, Inc.	6,447,008
12,522	Orix JREIT, Inc.	19,139,568
597,900	Tokyo Tatemono Co. Ltd.	7,269,077

		104,756,452

	Mexico - 1.6%

6,890,088	Prologis Property Mexico SA de CV	13,314,662

	Singapore - 3.9%

7,399,700	CapitaLand Ltd.	14,689,903
3,992,100	CapitaLand Mall Trust	5,644,094
5,740,800	Mapletree Commercial Trust	8,158,488

Shares		Market Value

	Singapore (continued)

1,862,900	Mapletree Industrial Trust	$4,380,565

		32,873,050

	Sweden - 0.7%

265,536	Castellum AB	6,052,441

	United Kingdom - 3.3%

527,315	Big Yellow Group PLC	7,089,812
1,878,486	Grainger PLC	7,217,521
1,154,019	Segro PLC	13,910,620

		28,217,953

	United States - 65.6%

101,806	Alexandria Real Estate Equities, Inc.	16,288,960
389,700	American Homes 4 Rent, Class A	11,098,656
217,449	American Tower Corp. (a)	52,563,947
276,700	Apartment Investment and Management Co., Class A	9,330,324
58,105	AvalonBay Communities, Inc. (a)	8,677,401
822,695	Brixmor Property Group, Inc.	9,617,305
109,136	Camden Property Trust	9,710,921
474,218	Columbia Property Trust, Inc.	5,173,718
341,073	Crown Castle International Corp.	56,788,655
696,178	CubeSmart	22,493,511
201,997	CyrusOne, Inc.	14,145,850
474,408	Duke Realty Corp.	17,505,655
37,048	Equinix, Inc. (a)	28,161,296
311,967	Equity Residential (a)	16,013,266
109,087	Federal Realty Investment Trust (a)	8,011,349
571,025	Healthcare Trust of America, Inc., Class A	14,846,650
229,810	Healthpeak Properties, Inc.	6,239,342
305,400	Highwoods Properties, Inc.	10,252,278
409,223	Hudson Pacific Properties, Inc.	8,974,260
832,375	Invitation Homes, Inc.	23,298,176
161,728	Life Storage, Inc.	17,025,107
488,152	MGM Growth Properties LLC, Class A	13,658,493
535,392	Piedmont Office Realty Trust, Inc., Class A	7,265,269
438,395	Prologis, Inc. (a)	44,111,305
94,900	QTS Realty Trust, Inc., Class A	5,980,598
343,213	Simon Property Group, Inc. (a)	22,199,017
417,035	Spirit Realty Capital, Inc.	14,074,931
453,821	STORE Capital Corp.	12,448,310
316,527	Ventas, Inc.	13,281,473
3,889,348	VEREIT, Inc.	25,280,762
832,265	VICI Properties, Inc.	19,450,033
284,524	Welltower, Inc.	15,674,427

		559,641,245

	Total Common Stock (cost $962,087,808)	982,893,617

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2020.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2020

Shares		Market Value

	Preferred Stock - 15.7%

	United States - 15.7%

525,265	American Homes 4 Rent, Series D, 6.500%	$13,299,710
500,302	Digital Realty Trust, Inc., Series C, 6.625%	12,962,825
245,403	Digital Realty Trust, Inc., Series J, 5.250%	6,503,180
301,100	Digital Realty Trust, Inc., Series L, 5.200%	8,183,898
282,200	Federal Realty Investment Trust, Series C, 5.000%	7,582,714
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,752,291
550,000	Pebblebrook Hotel Trust, Series D, 6.375%	12,369,500
376,619	Pebblebrook Hotel Trust, Series E, 6.375%	8,460,746
500,000	Pebblebrook Hotel Trust, Series F, 6.300%	11,355,000
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,857,737
150,000	STAG Industrial, Inc., Series C, 6.875%	3,868,500
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	5,062,500
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	6,401,817
475,700	Sunstone Hotel Investors, Inc., Series E, 6.950%	11,849,687
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	9,298,530
120,000	Taubman Centers, Inc., Series K, 6.250%	2,572,800

	Total Preferred Stock (cost $139,585,242)	134,381,435

	Total Investments - 131.0% (cost $1,101,673,050)	1,117,275,052

	Liabilities in Excess of Other Assets - (31.0)%	(264,644,302)

	Net Assets - 100.0%	$852,630,750

Number of Contracts		Notional Amount	Market Value

	Written Call Options - (0.0)%(b)

	United States - (0.0)%(b)

(500)	American Tower Corp. Expires 10/16/2020 Strike Price $270.00	(50,000)	$(6,500)
(230)	AvalonBay Communities, Inc. Expires 10/16/2020 Strike Price $175.00	(23,000)	(4,600)
(215)	Equinix, Inc. Expires 10/16/2020 Strike Price $870.00	(21,500)	(107,500)
(1,500)	Equity Residential Expires 10/16/2020 Strike Price $65.00	(150,000)	(15,000)
(545)	Federal Realty Investment Trust Expires 10/16/2020 Strike Price $85.00	(54,500)	(5,450)
(2,100)	Prologis, Inc. Expires 10/16/2020 Strike Price $110.00	(210,000)	(21,000)
(1,200)	Simon Property Group, Inc. Expires 10/16/2020 Strike Price $95.00	(120,000)	(4,800)

	Total Written Call Options (Premiums Received $529,618)		$ (164,850)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of September 30, 2020 is $72,457,895.
(b)	Rounds to less than 0.1%

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2020.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2020

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2020.

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities

Common Stock
Australia	$38,744,686	$–	$–	$38,744,686
Belgium	21,268,939	–	–	21,268,939
Canada	22,428,665	–	–	22,428,665
Finland	6,267,828	–	–	6,267,828
Germany	82,935,932	–	–	82,935,932
Hong Kong	62,599,038	–	–	62,599,038
Ireland	3,792,726	–	–	3,792,726
Japan	104,756,452	–	–	104,756,452
Mexico	13,314,662	–	–	13,314,662
Singapore	32,873,050	–	–	32,873,050
Sweden	6,052,441	–	–	6,052,441
United Kingdom	28,217,953	–	–	28,217,953
United States	559,641,245	–	–	559,641,245
Total Common Stock	982,893,617	–	–	982,893,617

Preferred Stock
United States	125,082,905	9,298,530	–	134,381,435
Total Investment in Real Estate Securities	$1,107,976,522	$9,298,530	$–	$1,117,275,052
Liabilities

Other Financial Instruments
Written Call Options	$(16,750)	$(148,100)	$–	$(164,850)
Total Liabilities	$(16,750)	$(148,100)	$–	$(164,850)

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2020.